Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income attributable to common stockholders	$ 1,874	$ 1,522	$ 2,573	$ 2,806
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premium/discount on securities	483	620	1,135	910
Depreciation	466	390	1,071	1,382
Provision for loan losses	0	75	75	656
Net realized gain on sale of securities	(29)	(4)	(63)	(60)
Amortization of core deposit intangible	81	35	111	57
Amortization of restricted stock	31	53	46	96
Stock based compensation expense	15	32	33	59
Loss on sale of office properties	2	0	0	8
Provision (benefit) for deferred income taxes	450	267	449	(141)
Net (gains) losses from disposals of foreclosed and repossessed assets	(5)	(79)	(70)	31
Provision for valuation allowance on foreclosed properties			0	57
Provision for valuation allowance on foreclosed acquired properties			42	0
Decrease (increase) in accrued interest receivable and other assets	(405)	(1,521)	698	(460)
(Decrease) increase in other liabilities	(1,700)	18	(402)	376
Total adjustments	(611)	(114)	3,125	2,971
Net cash provided by operating activities	1,263	1,408	5,698	5,777
Cash flows from investing activities:
Purchase of investment securities	(15,739)	(14,404)	(19,665)	(54,232)
Purchase of bank owned life insurance	(3,500)	0		0
Net decrease (increase) in interest-bearing deposits	0	0	7,241	(2,747)
Proceeds from sale of securities available for sale	10,644	3,725	21,712	29,285
Principal payments on investment securities	3,968	5,289	16,183	8,171
Proceeds from sale of non-marketable equity securities	953	0	0	889
Purchase of non-marketable equity securities	(331)	0	(3)	0
Proceeds from sale of foreclosed properties	429	610	1,261	1,323
Net decrease (increase) in loans	38,773	(348)	2,846	17,927
Net capital expenditures	(298)	(518)	(961)	(331)
Net cash received from branch acquisition	0	10,001	20,658	0
Net cash received from sale of office properties	7	0
Net cash provided by investing activities	34,906	4,355	49,272	285
Cash flows from financing activities:
Net increase (decrease) in Federal Home Loan Bank advances	1,200	2,583	(2,600)	0
Increase in other borrowings to fund business combination			11,000	0
Net (decrease) increase in deposits	(26,748)	(9,596)	(76,772)	6,531
Surrender of restricted shares of common stock	(17)	(42)	(50)	(36)
Exercise of common stock options	59	95	290	299
Termination of director retirement plan/supplemental executive retirement plan	0	(34)	(35)	0
Repurchase shares of common stock	(16)	0
Cash dividends paid	(843)	(629)	(629)	(418)
Net cash (used in) provided by financing activities	(26,365)	(7,623)	(68,796)	6,376
Net increase (decrease) in cash and cash equivalents	9,804	(1,860)	(13,826)	12,438
Cash and cash equivalents at beginning of period	10,046	23,872	23,872	11,434
Cash and cash equivalents at end of period	19,850	22,012	10,046	23,872
Cash paid during the period for:
Interest on deposits	2,132	1,887	4,091	2,852
Interest on borrowings	438	327	759	466
Income taxes	471	1,123	1,484	1,214
Supplemental noncash disclosure:
Transfers from loans receivable to foreclosed and repossessed assets	$ 340	$ 461	630	1,263
Fair value of assets acquired, net of cash and cash equivalents			167,469	0
Fair value of liabilities assumed, net of cash and cash equivalents			$ 154,250	$ 0